ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	119,134,135	122,112,485
Treasury stock, shares	8,527,922	5,549,572